Other Expense, Net	12 Months Ended
Dec. 31, 2025
Other Expense, Net [Abstract]
OTHER EXPENSE, NET

NOTE 25 — OTHER EXPENSE, NET

The following table presents a breakdown of our other expense and income categories that were presented on a net basis within our consolidated statements of operations and comprehensive (loss) income.

	2025	2024	2023
Adjustment to indemnification obligation	$–	$(531,991)	$324,907
Equity offering costs	10,976,693	–	–
Foreign currency exchange loss (gain)	12,191,586	(1,972,531)	2,295,582
Gain from step acquisition of Webull Pay	(15,495,593)	–	–
Interest expense	5,461,931	122,778	–
Other expense	140,522	79,051	180,796
Other expense (income), net	$13,275,139	$(2,302,693)	$2,801,285